Share-based payments - Unrecognized Share-based Compensation Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Unrecognized Share-based Compensation Cost
Total unrecognized expense	$ 14,068	$ 11,765
EDIP | Time Vesting Shares
Unrecognized Share-based Compensation Cost
Unrecognized cost	$ 4,442	$ 3,453
Weighted average years over which it is expected to be recognized	1 year 8 months 24 days	1 year 10 months 6 days
ELTIP | Time Vesting Shares
Unrecognized Share-based Compensation Cost
Unrecognized cost	$ 1,746	$ 3,302
Weighted average years over which it is expected to be recognized	1 year 10 days	1 year 10 months 21 days
ELTIP | Performance Shares
Unrecognized Share-based Compensation Cost
Unrecognized cost	$ 7,880	$ 5,010
Weighted average years over which it is expected to be recognized	1 year 10 months 5 days	1 year 9 months 11 days